UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Co. (The)	18,000	$1,891,800
United Technologies Corp.(1)	83,000	8,762,310

		$10,654,110

Automobiles — 2.0%
Toyota Motor Corp.	120,000	$7,302,078

		$7,302,078

Beverages — 1.6%
Anheuser-Busch InBev NV(1)	59,000	$5,673,517

		$5,673,517

Capital Markets — 1.4%
Credit Suisse Group AG(2)	169,024	$4,964,873

		$4,964,873

Chemicals — 5.0%
BASF SE	31,648	$2,804,913
CF Industries Holdings, Inc.	8,889	1,742,333
E.I. du Pont de Nemours & Co.	20,000	1,153,800
LyondellBasell Industries N.V., Class A	73,000	5,015,830
PPG Industries, Inc.(1)	46,000	7,380,240

		$18,097,116

Commercial Banks — 11.0%
Bank Pekao SA	30,000	$1,539,917
Barclays PLC	570,000	2,490,321
BNP Paribas	90,000	5,835,352
DNB ASA	110,716	1,841,808
Natixis	960,000	4,905,549
PNC Financial Services Group, Inc. (The)(1)	102,373	7,785,467
Sumitomo Mitsui Financial Group, Inc.	150,000	6,852,932
Wells Fargo & Co.	194,000	8,439,000

		$39,690,346

Communications Equipment — 0.8%
Cisco Systems, Inc.	110,000	$2,810,500

		$2,810,500

Construction & Engineering — 1.2%
Impregilo SpA	166,635	$716,304
Vinci SA	70,000	3,786,360

		$4,502,664

Consumer Finance — 1.7%
Discover Financial Services	123,000	$6,089,730

		$6,089,730

Security	Shares	Value
Diversified Financial Services — 4.1%
Bank of America Corp.	140,000	$2,044,000
Citigroup, Inc.(1)	99,000	5,161,860
JPMorgan Chase & Co.(1)	135,000	7,523,550

		$14,729,410

Diversified Telecommunication Services — 4.6%
Bezeq Israeli Telecommunication Corp., Ltd.	1,460,000	$2,358,379
Deutsche Telekom AG	580,000	7,052,785
Nippon Telegraph & Telephone Corp.	55,000	2,774,775
Telenor ASA	202,000	4,473,631

		$16,659,570

Electric Utilities — 2.0%
Edison International	40,000	$1,994,000
SSE PLC	225,000	5,386,397

		$7,380,397

Electrical Equipment — 1.9%
Emerson Electric Co.	30,000	$1,841,100
Generac Holdings, Inc.	114,475	4,962,491

		$6,803,591

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	280,000	$4,253,200

		$4,253,200

Energy Equipment & Services — 1.7%
Schlumberger, Ltd.(1)	76,000	$6,181,080

		$6,181,080

Food Products — 3.4%
Kraft Foods Group, Inc.	61,666	$3,489,062
Mondelez International, Inc., Class A	110,000	3,439,700
Nestle SA ADR(1)	31,000	2,107,225
Orkla ASA	412,840	3,188,385

		$12,224,372

Gas Utilities — 1.7%
Snam Rete Gas SpA	1,260,000	$5,954,830

		$5,954,830

Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	50,000	$1,831,500
Covidien PLC	60,000	3,697,800

		$5,529,300

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.(1)	44,500	$4,364,560

		$4,364,560

Household Products — 1.5%
Svenska Cellulosa AB, Class B	208,572	$5,517,294

		$5,517,294

Security	Shares	Value
Insurance — 3.1%
Aflac, Inc.(1)	58,000	$3,577,440
Allianz SE	4,000	623,326
AXA SA	200,000	4,408,283
MetLife, Inc.	57,000	2,759,940

		$11,368,989

IT Services — 4.3%
Accenture PLC, Class A(1)	110,000	$8,119,100
International Business Machines Corp.(1)	38,000	7,411,520

		$15,530,620

Machinery — 1.6%
Deere & Co.(1)	71,000	$5,897,970

		$5,897,970

Media — 2.5%
Walt Disney Co. (The)(1)	84,000	$5,430,600
WPP PLC	200,000	3,610,819

		$9,041,419

Metals & Mining — 2.5%
BHP Billiton PLC	85,537	$2,448,450
Freeport-McMoRan Copper & Gold, Inc.(1)	157,299	4,448,416
KGHM Polska Miedz SA	63,000	2,183,055

		$9,079,921

Multi-Utilities — 3.6%
National Grid PLC(1)	607,000	$7,254,457
Sempra Energy(1)	66,000	5,783,580

		$13,038,037

Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.(1)	40,000	$5,035,600
ENI SpA(1)	327,000	7,222,489
Exxon Mobil Corp.	20,000	1,875,000
HollyFrontier Corp.	30,000	1,366,500
Occidental Petroleum Corp.(1)	81,000	7,213,050
Phillips 66(1)	82,000	5,043,000

		$27,755,639

Pharmaceuticals — 7.6%
AstraZeneca PLC	55,000	$2,789,915
Merck & Co., Inc.	95,000	4,576,150
Pfizer, Inc.(1)	180,000	5,261,400
Roche Holding AG PC(1)	23,500	5,783,091
Sanofi(1)	85,000	8,898,115

		$27,308,671

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.(1)	22,000	$2,977,480

		$2,977,480

Road & Rail — 1.4%
Union Pacific Corp.(1)	32,000	$5,074,880

		$5,074,880

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.	29,655	$1,463,771

		$1,463,771

Software — 3.5%
Microsoft Corp.(1)	246,000	$7,830,180
Oracle Corp.(1)	145,000	4,690,750

		$12,520,930

Specialty Retail — 4.1%
Home Depot, Inc. (The)(1)	79,000	$6,243,370
Industria de Diseno Textil SA	35,000	4,671,961
Kingfisher PLC	630,000	3,811,492

		$14,726,823

Textiles, Apparel & Luxury Goods — 2.0%
Adidas AG(1)	66,000	$7,356,685

		$7,356,685

Tobacco — 3.4%
British American Tobacco PLC	40,000	$2,133,871
Japan Tobacco, Inc.	192,000	6,702,879
Swedish Match AB	92,835	3,472,154

		$12,308,904

Trading Companies & Distributors — 0.2%
Mitsui & Co., Ltd.	45,000	$602,759

		$602,759

Total Common Stocks (identified cost $296,082,002)		$365,436,036

Preferred Stocks — 22.6%

Security	Shares	Value
Banks — 0.5%
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	1,878	$1,733,289

		$1,733,289

Capital Markets — 0.9%
Affiliated Managers Group, Inc., 6.375%	16,460	$411,706
Bank of New York Mellon Corp. (The), 5.20%	41,602	927,725
Goldman Sachs Group, Inc. (The), Series I, 5.95%	29,700	718,740
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(4)	39,850	945,242
State Street Corp., Series C, 5.25%	11,064	263,544

		$3,266,957

Commercial Banks — 8.1%
Barclays Bank PLC, 7.625% (1)	830	$840,231
Citigroup, Inc., Series B, 5.90% to 2/15/23(4)	1,080	1,086,864
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	16,600	1,713,432
Deutsche Bank Contingent Capital Trust III, 7.60%	35,564	948,136
Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(3)(4)	2,500	250,625

Security	Shares	Value
Farm Credit Bank of Texas, Series 1, 10.00%	1,551	$1,864,593
First Republic Bank, Series B, 6.20%	15,500	388,469
First Tennessee Bank, 3.75%(3)(5)	840	633,675
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	818	1,187,133
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(1)(4)	2,320	2,629,900
JPMorgan Chase & Co., Series O, 5.50%	40,767	938,864
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(4)	485	459,062
KeyCorp, Series A, 7.75%	25,440	3,269,040
Landsbanki Islands HF, 7.431%(2)(3)(5)(6)(7)	2,150	0
Regions Financial Corp., Series A, 6.375%	98,700	2,430,981
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(4)	673	663,380
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	23.37	2,391,153
SunTrust Banks, Inc., Series E, 5.875%	66,900	1,579,007
Texas Capital Bancshares, Inc., 6.50%	47,865	1,167,499
Texas Capital Bancshares, Inc., Series A, 6.50%	8,300	204,097
Webster Financial Corp., Series E, 6.40%	33,450	831,617
Wells Fargo & Co., Series L, 7.50%	2,460	2,860,980
Zions Bancorporation, Series G, 6.30% to 3/15/23(4)	34,620	871,991

		$29,210,729

Consumer Finance — 1.2%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(4)	37,436	$973,804
Capital One Financial Corp., Series B, 6.00%	59,900	1,451,976
Discover Financial Services, Series B, 6.50%	76,300	$1,910,666

		$4,336,446

Diversified Financial Services — 2.5%
Bank of America Corp., Series U, 5.20% to 6/1/23(4)	815	$744,874
General Electric Capital Corp., Series A, 7.125% to 6/15/22(1)(4)	16.38	1,860,745
General Electric Capital Corp., Series B, 6.25% to 12/15/22(1)(4)	8.95	941,808
KKR Financial Holdings, LLC, Series A, 7.375%	67,100	1,688,404
RBS Capital Funding Trust VII, Series G, 6.08%	105,502	2,093,159
UBS AG, 7.625%(1)	1,650	1,897,406

		$9,226,396

Electric Utilities — 2.9%
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	2,100	$2,012,419
Entergy Arkansas, Inc., 4.90%	17,165	352,251
Entergy Arkansas, Inc., 6.45%	110,721	2,795,705
Entergy Louisiana, LLC, 6.95%	928	94,221
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	19,500	456,423
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	27,497	586,030
Southern California Edison Co., Series D, 6.50%	15,570	1,646,527
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(4)	861	952,229
Virginia Electric and Power Co., 6.12%	15	1,533,877

		$10,429,682

Food Products — 0.8%
Dairy Farmers of America, 7.875%(3)	22,100	$2,371,606
Ocean Spray Cranberries, Inc., 6.25%(3)	6,085	550,503

		$2,922,109

Security	Shares	Value
Insurance — 1.9%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(4)	12,502	$321,301
Aspen Insurance Holdings, Ltd., 7.25%	31,065	810,797
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(4)	15,200	405,080
Endurance Specialty Holdings, Ltd., Series B, 7.50%	31,675	836,853
Montpelier Re Holdings, Ltd., 8.875%	93,116	2,464,781
Prudential PLC, 6.50%(1)	2,022	2,051,038

		$6,889,850

Machinery — 0.6%
Stanley Black & Decker, Inc., 5.75%	89,073	$2,169,952

		$2,169,952

Multi-Utilities — 0.3%
DTE Energy Co., Series C, 5.25%	49,700	$1,159,998

		$1,159,998

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(4)	50,495	$1,332,134

		$1,332,134

Real Estate Investment Trusts (REITs) — 1.6%
Boston Properties, Inc., Series B, 5.25%	22,679	$552,234
CapLease, Inc., Series A, 8.125%	39,859	1,001,258
Cedar Realty Trust, Inc., Series B, 7.25%	33,600	843,360
Chesapeake Lodging Trust, Series A, 7.75%	12,958	329,004
DDR Corp., Series J, 6.50%	65,000	1,559,350
Sunstone Hotel Investors, Inc., Series D, 8.00%	41,400	1,080,283
Taubman Centers, Inc., Series K, 6.25%	12,600	298,620

		$5,664,109

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(3)	740	$908,119

		$908,119

Thrifts & Mortgage Finance — 0.7%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(4)	825	$792,000
EverBank Financial Corp., Series A, 6.75%	67,000	1,623,745

		$2,415,745

Total Preferred Stocks (identified cost $79,610,935)		$81,665,515

Corporate Bonds & Notes — 6.2%

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$420	$388,500

		$388,500

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 1.1%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(3)(4)	$400	$333,000
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	740	436,600
Citigroup Capital III, 7.625%, 12/1/36	820	976,532
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	968	1,206,370
Regions Bank, 6.45%, 6/26/37(1)	95	99,973
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	1,000	840,000

		$3,892,475

Diversified Financial Services — 0.7%
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(1)(4)	$500	$512,500
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	2,360	2,100,400

		$2,612,900

Diversified Telecommunication Services — 0.4%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$1,427	$1,396,435

		$1,396,435

Electric Utilities — 0.9%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(4)	$3,000	$3,122,514

		$3,122,514

Insurance — 2.2%
MetLife Capital Trust IV, 7.875%, 12/15/67(3)	$142	$168,270
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(1)(4)(8)	1,059	1,614,975
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(1)(3)(4)	735	741,431
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(3)(4)	1,141	1,228,412
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(1)(3)(4)	807	849,368
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(4)	3,553	3,508,587

		$8,111,043

Pipelines — 0.8%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$978	$938,880
Energy Transfer Partners, LP, 3.29%, 11/1/66(3)(5)	1,053	955,598
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(1)(4)	1,000	1,058,334

		$2,952,812

Total Corporate Bonds & Notes (identified cost $20,028,952)		$22,476,679

Short-Term Investments — 3.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$12,032	$12,031,728

Total Short-Term Investments (identified cost $12,031,728)		$12,031,728

Total Investments — 133.4% (identified cost $407,753,617)		$481,609,958

Other Assets, Less Liabilities — (33.4)%		$(120,586,004)

Net Assets — 100.0%		$361,023,954

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $24,495,218 or 6.8% of the Fund’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Defaulted security.

(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $3,785.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	61.0%	$293,825,979
United Kingdom	6.6	31,659,011
France	6.0	29,040,029
Japan	5.0	24,235,423
Germany	3.7	17,837,709
Italy	2.9	13,893,623
Switzerland	2.8	13,704,557
Norway	2.0	9,503,824
Sweden	1.9	8,989,448
Netherlands	1.3	6,412,265
Belgium	1.2	5,673,517
Bermuda	1.0	4,838,812
Spain	1.0	4,671,961
Cayman Islands	0.9	4,416,706
Poland	0.8	3,722,972
Ireland	0.8	3,697,800
Israel	0.5	2,358,379
Australia	0.4	1,969,843
Brazil	0.1	769,600
China	0.1	388,500
Iceland	0.0	0

Total Investments	100.0%	$481,609,958

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/30/13	Euro 5,534,174	United States Dollar 7,337,927	Citibank NA	$(25,138)
8/30/13	Euro 5,534,174	United States Dollar 7,340,158	Standard Chartered Bank	(22,908)
8/30/13	Euro 5,534,174	United States Dollar 7,340,728	State Street Bank and Trust Co.	(22,337)
8/30/13	Japanese Yen 876,645,000	United States Dollar 8,953,964	Standard Chartered Bank	(904)

				$(71,287)

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Depreciation
8/30/13	British Pound Sterling 1,194,743	United States Dollar 1,833,027	Citibank NA	$(15,890)
8/30/13	British Pound Sterling 1,194,743	United States Dollar 1,832,801	Standard Chartered Bank	(15,664)
8/30/13	British Pound Sterling 1,194,743	United States Dollar 1,832,927	State Street Bank and Trust Co.	(15,790)

				$(47,344)

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

At July 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $118,631.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$407,667,657

Gross unrealized appreciation	$79,860,006
Gross unrealized depreciation	(5,917,705)

Net unrealized appreciation	$73,942,301

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$16,038,530	$26,753,035	$—	$42,791,565
Consumer Staples	9,035,987	26,688,100	—	35,724,087
Energy	26,714,230	7,222,489	—	33,936,719
Financials	51,264,016	28,556,812	—	79,820,828
Health Care	15,366,850	17,471,121	—	32,837,971
Industrials	28,430,551	5,105,423	—	33,535,974
Information Technology	36,579,021	—	—	36,579,021
Materials	19,740,619	7,436,418	—	27,177,037
Telecommunication Services	—	16,659,570	—	16,659,570
Utilities	7,777,580	18,595,684	—	26,373,264
Total Common Stocks	$210,947,384	$154,488,652 **	$—	$365,436,036
Preferred Stocks
Consumer Staples	$—	$2,922,109	$—	$2,922,109
Energy	—	1,332,134	—	1,332,134
Financials	26,475,122	36,268,399	0	62,743,521
Industrials	—	2,169,952	—	2,169,952
Telecommunication Services	—	908,119	—	908,119
Utilities	1,159,998	10,429,682	—	11,589,680
Total Preferred Stocks	$27,635,120	$54,030,395	$0	$81,665,515
Corporate Bonds & Notes	$—	$22,476,679	$—	$22,476,679
Short-Term Investments	—	12,031,728	—	12,031,728
Total Investments	$238,582,504	$243,027,454	$0	$481,609,958

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(118,631)	$—	$(118,631)
Total	$—	$(118,631)	$—	$(118,631)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013